Personnel expenses - Disclosure of Exercise Prices, Number and Weighted Average Remaining Contractual Life of Outstanding Instruments (Details)	12 Months Ended
	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2020 shares SFr / shares	Dec. 31, 2019 shares
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Number of share options outstanding (in shares)	318,902	382,059	560,250
Number of PSUs and RSUs outstanding (in shares)	643,120	533,104	445,005
Weighted average remaining contractual life of outstanding PSUs and RSUs	1 year 2 months 12 days	1 year 7 months 6 days
Number of PSUs and RSUs exercisable (in shares)		0
Number of instruments outstanding (in shares)	962,022	915,163	1,005,255
Number of instruments exercisable (in shares	318,902	382,059
Exercise price, range one
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares	SFr 2.31	SFr 2.31
Number of share options outstanding (in shares)	1,160	38,917
Weighted average remaining contractual life of outstanding share options	8 months 12 days	7 months 6 days
Number of share options exercisable (in shares)	1,160	38,917
Exercise price of outstanding PSUs and RSUs (in CHF per share) | SFr / shares	SFr 0.1	SFr 0.1
Exercise price, range two
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares	SFr 6.05	SFr 6.05
Number of share options outstanding (in shares)	2,815	2,815
Weighted average remaining contractual life of outstanding share options	1 year	2 years
Number of share options exercisable (in shares)	2,815	2,815
Exercise price, range three
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares	SFr 6.06	SFr 6.06
Number of share options outstanding (in shares)	15,450	17,942
Weighted average remaining contractual life of outstanding share options	2 years 4 months 24 days	3 years 3 months 18 days
Number of share options exercisable (in shares)	15,450	17,942
Exercise price, range four
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares	SFr 6.94	SFr 6.94
Number of share options outstanding (in shares)	299,477	322,385
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days	3 years 8 months 12 days
Number of share options exercisable (in shares)	299,477	322,385